Loss per share (Details) - Schedule of anti-dilutive instruments for diluted earnings per share - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Anti Dilutive Instruments For Diluted Earnings Per Share Abstract
Restricted Shares	$ 1,552,840	$ 6,021,500
Share options awards	18,860,880	20,024,197
Total	$ 20,413,720	$ 26,045,697